UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

 1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

623-266-4567

Date of fiscal year end:

8/31

Date of reporting period:  5/31/13

Item 1.  Schedule of Investments.

Saratoga Large Capitalization Value Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 98.4%
	AIRLINES - 2.4%
28,400	US Airways Group, Inc. * +	$ 498,988

	AUTO PARTS & EQUIPMENT - 1.7%
5,600	TRW Automotive Holdings Corp. *	354,760

	BEVERAGES - 1.7%
7,050	Molson Coors Brewing Co.	348,340

	CHEMICALS - 5.8%
7,400	Albemarle Corp.	495,208
11,350	FMC Corp.	711,758
		1,206,966
	COMMERCIAL SERVICES - 8.9%
14,750	ADT Corp	598,702
29,000	Hertz Global Holdings, Inc. *	749,070
6,500	Towers Watson & Co.	504,920
		1,852,692
	COMPUTERS - 7.1%
1,610	Apple Inc.	723,985
30,600	EMC Corp. *	757,656
		1,481,641
	ELECTRONICS - 2.0%
9,400	TE Connectivity Ltd.	417,266

	ENGINEERING & CONSTRUCTION - 3.1%
10,300	Chicago Bridge & Iron Co. NV	651,990

	ENTERTAINMENT - 3.5%
13,300	Penn National Gaming Inc. *	732,032

	FOOD - 1.8%
12,800	Mondelez International, Inc.	377,088

	FOREST PRODUCTS & PAPER - 3.0%
13,750	International Paper Co.	634,563

	HAND/MACHINE TOOLS - 2.9%
7,696	Stanley Black & Decker, Inc.	609,677

	INSURANCE - 9.7%
13,800	MetLife, Inc.	610,098
10,300	Prudential Financial, Inc.	710,391
10,750	Reinsurance Group of America Inc.	708,317
		2,028,806
	INTERNET - 4.0%
15,500	eBay Inc. *	838,550

	MACHINERY-DIVERSIFIED - 2.0%
2,500	Flowserve Corp.	420,325

	OIL & GAS - 4.8%
15,302	LinnCo LLC +	555,386
4,800	Occidental Petroleum Corp.	441,936
		997,322
	OIL & GAS SERVICES - 6.1%
11,600	Cameron International Corp. *	706,092
7,750	Schlumberger Ltd.	565,983
		1,272,075
	PHARMACEUTICALS - 18.8%
6,900	Actavis, Inc. *	850,701
5,800	McKesson Corp.	660,388
25,700	Mylan, Inc. *	783,336
16,000	Sanofi - ADR	849,440
8,000	Shire PLC - ADR	787,760
		3,931,625
	PIPELINES - 2.0%
11,700	Williams Cos., Inc.	411,606

	REITS - 0.5%
1,842	Rayonier Inc.	102,047

	RETAIL - 4.6%
10,300	CVS Caremark Corp.	593,074
7,152	L Brands, Inc.	357,672
		950,746
	SEMICONDUCTORS - 2.0%
6,600	QUALCOMM, Inc.	418,968

	TOTAL COMMON STOCK (Cost - $17,025,632)	20,538,073

	SHORT-TERM INVESTMENTS - 0.4%
70,023	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $70,023)	70,023

	COLLATERAL FOR SECURITIES LOANED - 3.1%
653,038	BNY Mellon Overnight Government Fund
	(Cost - $653,038)	653,038

	TOTAL INVESTMENTS - 101.9% (Cost - $17,748,693)(a)	$ 21,261,134
	LIABILITIES LESS OTHER ASSETS - (1.9) %	(394,255)
	NET ASSETS - 100.0%	$ 20,866,879

* Non-income producing securities.
+ All or a portion of the security is on loan.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $17,818,053 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,753,372
	Unrealized depreciation	(310,291)
	Net unrealized appreciation	$ 3,443,081

Saratoga Large Capitalization Growth Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 99.6%
	BEVERAGES - 6.5%
17,076	Coca-Cola Co. (The)	$ 682,869
362	Diageo PLC - ADR	42,810
9,998	Monster Beverage Corp. *	545,791
6,876	SABMiller PLC - ADR	348,201
		1,619,671
	BIOTECHNOLOGY - 2.7%
6,704	Amgen Inc.	673,953

	COMMERCIAL SERVICES - 5.5%
6,811	Automatic Data Processing, Inc.	468,052
29,592	SEI Investments Co.	905,811
		1,373,863
	COSMETICS/PERSONAL CARE - 2.9%
9,495	Procter & Gamble Co. (The)	728,836

	DIVERSIFIED FINANCIAL SERVICES - 13.8%
16,587	American Express Co.	1,255,802
3,058	Franklin Resources Inc.	473,409
5,043	Greenhill & Co., Inc.	251,192
6,166	Legg Mason Inc.	216,057
7,098	Visa Inc.	1,264,438
		3,460,898
	FOOD - 2.0%
33,797	Danone SA - ADR	501,885

	HEALTHCARE-PRODUCTS - 6.1%
7,010	Varian Medical Systems, Inc. *	469,740
13,593	Zimmer Holdings, Inc.	1,067,186
		1,536,926
	HOUSEHOLD PRODUCTS/WARES - 1.7%
5,027	Clorox Co. (The)	417,643

	INTERNET - 14.9%
5,218	Amazon.com Inc. *	1,403,798
19,088	Facebook, Inc. *	464,793
2,150	Google Inc. *	1,871,382
		3,739,973
	MEDIA - 1.3%
3,202	FactSet Research Systems Inc.	314,404

	OIL & GAS SERVICES - 0.9%
3,181	Schlumberger Ltd.	232,308

	PHARMACEUTICALS - 3.9%
11,826	Merck & Co. Inc.	552,274
6,039	Novartis AG - ADR	433,359
		985,633
	RETAIL - 4.8%
28,590	Lowe's Cos. Inc.	1,203,925

	SEMICONDUCTORS - 7.3%
4,108	Altera Corp.	136,345
3,192	Analog Devices, Inc.	146,609
9,804	ARM Holdings PLC - ADR	430,200
17,489	QUALCOMM, Inc.	1,110,202
		1,823,356
	SOFTWARE - 11.4%
20,517	Autodesk, Inc. *	774,106
23,738	Microsoft Corp.	827,981
36,985	Oracle Corp.	1,248,614
		2,850,701
	TELECOMMUNICATIONS - 6.5%
67,224	Cisco Systems, Inc.	1,618,754

	TRANSPORTATION - 7.4%
21,252	Expeditors International of Washington Inc.	829,466
11,817	United Parcel Service, Inc.	1,015,080
		1,844,546

	TOTAL COMMON STOCK (Cost - $20,288,422)	24,927,275

	SHORT-TERM INVESTMENTS - 0.4%
109,929	Milestone Treasury Obligations Portfolio , Institutional Class
	(Cost - $109,929)	109,929

	TOTAL INVESTMENTS - 100.0% (Cost - $20,398,351)(a)	$ 25,037,204
	LIABILITIES LESS OTHER ASSETS - (0.0) %	(2,803)
	NET ASSETS - 100.0%	$ 25,034,401

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $20,544,038 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 5,061,861
	Unrealized depreciation	(568,695)
	Net unrealized appreciation	$ 4,493,166

Saratoga Mid Capitalization Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 99.4%
	AEROSPACE/DEFENSE - 1.1%
2,575	B/E Aerospace Inc. *	$ 163,358

	AUTO MANUFACTURERS - 1.4%
6,100	Navistar International Corp. *+	218,807

	AUTO PARTS & EQUIPMENT - 2.5%
5,000	Delphi Automotive PLC	244,050
3,300	Tenneco Inc. *	146,388
		390,438
	BANKS - 6.5%
4,775	CIT Group Inc. *	220,032
15,650	Fifth Third Bancorp	284,830
38,250	Huntington Bancshares Inc.	296,437
22,375	Regions Financial Corp.	204,283
		1,005,582
	CHEMICALS - 4.2%
1,750	Airgas, Inc.	180,058
3,750	FMC Corp.	235,163
3,650	Rockwood Holdings, Inc.	243,309
		658,530
	COMMERCIAL SERVICES - 13.5%
4,700	Global Payments Inc.	225,412
12,675	Hertz Global Holdings, Inc. *	327,395
5,375	KAR Auction Services, Inc.	126,044
1,850	MAXIMUS, Inc.	138,065
8,025	Quanta Services, Inc. *	227,669
5,500	Rent-A-Center, Inc. +	201,190
6,775	SEI Investments Co.	207,382
4,325	Towers Watson & Co.	335,966
5,225	United Rentals, Inc. *	296,989
		2,086,112
	COMPUTERS - 2.1%
9,975	NCR Corp. *	333,165

	COSMETICS/PERSONAL CARE - 1.7%
5,450	Elizabeth Arden, Inc. *	256,695

	DISTRIBUTION/WHOLESALE - 2.4%
4,700	LKQ Corp. *	115,056
3,525	WESCO International Inc. *+	261,767
		376,823
	ENERGY EQUIPMENT - 1.6%
9,200	Superior Energy Services, Inc. *	245,456

	FOOD - 1.3%
2,925	Ingredion Inc.	199,251

	HAND/MACHINE TOOLS - 1.3%
2,250	Snap-on Inc.	204,953

	HEALTHCARE-SERVICES - 2.0%
8,025	HCA Holdings, Inc.	313,457

	HOME BUILDERS - 1.3%
5,050	Lennar Corp. +	198,566

	HOME FURNISHINGS - 1.6%
4,700	Harman International Industries, Inc.	249,570

	HOUSEHOLD PRODUCTS/WARES - 2.8%
5,962	Jarden Corp. *	277,710
2,575	Spectrum Brands Holdings, Inc.	155,247
		432,957
	INSURANCE - 8.9%
4,925	Endurance Specialty Holdings Ltd.	247,875
11,825	Hartford Financial Services Group, Inc.	362,200
4,825	Reinsurance Group of America Inc.	317,919
6,275	Validus Holdings Ltd.	226,590
7,000	XL Group PLC	220,010
		1,374,594
	INTERNET SOFTWARE AND SERVICES - 1.4%
4,325	Check Point Software Technologies Ltd. *	216,596

	INVESTMENT COMPANIES - 1.2%
11,275	Ares Capital Corp.	193,479

	IRON/STEEL - 3.2%
5,150	Carpenter Technology Corp.	248,024
3,650	Reliance Steel & Aluminum Co.	240,060
		488,084
	MACHINERY-DIVERSIFIED - 2.6%
4,550	AGCO Corp.	252,388
900	Flowserve Corp.	151,317
		403,705
	MEDIA - 1.7%
1,750	AMC Networks Inc. *	112,035
3,150	CBS Corp.	155,925
		267,960
	MISCELLANEOUS MANUFACTURING - 1.4%
3,600	Pentair Ltd.	209,664

	OIL & GAS - 4.7%
3,875	Helmerich & Payne, Inc.	239,243
4,050	Noble Energy, Inc.	233,483
1,850	Pioneer Natural Resources Co.	256,558
		729,284
	PACKAGING & CONTAINERS - 4.1%
7,900	Crown Holdings Inc. *	334,565
5,500	Owens-Illinois, Inc. *	150,975
3,150	Packaging Corp. of America	154,350
		639,890
	PHARMACEUTICALS - 3.8%
2,877	Valeant Pharmaceuticals International, Inc. *	262,152
16,775	Warner Chilcott PLC	322,080
		584,232
	RETAIL - 4.7%
6,175	GNC Holdings Inc.	278,060
1,625	PVH Corp.	187,184
37,250	Rite Aid Corp. *	109,514
2,125	Signet Jewelers Ltd.	145,583
		720,341
	SAVINGS & LOANS - 1.7%
27,650	First Niagara Financial Group Inc.	270,141

	SEMICONDUCTORS - 5.6%
6,075	Avago Technologies Ltd.	229,088
12,850	Rovi Corp. *	331,530
12,675	Skyworks Solutions Inc. *	302,426
		863,044
	SOFTWARE - 5.9%
13,450	Allscripts Healthcare Solutions, Inc. *	186,283
850	BMC Software Inc. *	38,501
2,625	Fiserv, Inc. *	228,795
12,100	Nuance Communications, Inc. *	229,900
4,100	Solera Holdings Inc.	224,557
		908,036
	TRANSPORTATION - 1.2%
4,875	Con-way Inc.	185,348

	TOTAL COMMON STOCK (Cost - $11,335,481)	15,388,118

	SHORT-TERM INVESTMENTS - 0.9%
136,701	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $136,701)	136,701

	COLLATERAL FOR SECURITIES LOANED - 5.3%
824,914	BNY Mellon Overnight Government Fund
	(Cost - $824,914)	824,914

	TOTAL INVESTMENTS - 105.6% (Cost - $12,297,096)(a)	$ 16,349,733
	LIABILITIES LESS OTHER ASSETS - (5.6) %	(870,823)
	NET ASSETS - 100.0%	$ 15,478,910

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $12,365,493 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 4,288,017
	Unrealized depreciation	(303,777)
	Net unrealized appreciation	$ 3,984,240

Saratoga Small Capitalization Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 96.9%
	AIRLINES - 1.8%
6,840	Spirit Airlines, Inc. *	$ 208,141

	APPAREL - 4.6%
5,530	Hanesbrands Inc.	275,726
8,710	Iconix Brand Group, Inc. *	262,084
		537,810
	AUTO PARTS & EQUIPMENT - 4.3%
11,642	Dana Holding Corp.	220,267
12,081	Titan International, Inc. +	281,850
		502,117
	BANKS - 8.5%
2,100	Bank of Marin Bancorp	81,816
11,160	Cardinal Financial Corp.	168,962
2,890	ConnectOne Bancorp, Inc. *+	83,781
8,448	Eagle Bancorp, Inc. *	190,164
12,050	First Midwest Bancorp Inc.	158,578
5,880	Prosperity Bancshares Inc.	294,529
		977,830
	BEVERAGES - 1.2%
16,630	Cott Corp.	136,200

	CHEMICALS - 3.3%
3,260	Innophos Holdings, Inc.	164,891
6,700	RPM International Inc.	221,971
		386,862
	COMMERCIAL SERVICES - 2.7%
4,240	MAXIMUS, Inc.	316,431

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
8,964	National Financial Partners Corp. *	225,982

	ELECTRIC - 3.1%
3,900	Cleco Corp.	177,489
5,890	Portland General Electric Co.	179,292
		356,781
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
3,223	General Cable Corp. *	113,965

	ELECTRONICS - 1.4%
3,791	Itron, Inc. *	159,222

	ENGINEERING & CONSTRUCTION - 4.6%
6,495	EMCOR Group Inc.	258,176
8,530	MasTec, Inc. *	271,254
		529,430
	ENVIRONMENTAL CONTROL - 3.5%
12,070	Calgon Carbon Corp. *	217,984
9,420	Darling International Inc. *	184,726
		402,710
	FOOD - 2.1%
2,900	Lancaster Colony Corp.	239,163

	HEALTHCARE-PRODUCTS - 4.6%
3,280	Teleflex, Inc.	256,922
3,980	West Pharmaceutical Services, Inc.	272,829
		529,751
	HEALTHCARE-SERVICES - 1.9%
3,982	Magellan Health Services, Inc. *	217,019

	INSURANCE - 6.6%
6,300	Aspen Insurance Holdings, Ltd.	231,462
3,460	ProAssurance Corp.	173,692
4,052	Protective Life Corp.	156,731
10,537	Tower Group International, Ltd.	203,680
		765,565
	MISCELLANEOUS MANUFACTURING - 9.8%
6,620	AO Smith Corp.	259,504
4,110	Aptargroup, Inc.	233,119
8,540	Barnes Group Inc.	258,079
3,625	Crane Co.	216,594
3,378	EnPro Industries, Inc. *	170,150
		1,137,446
	OIL & GAS - 3.7%
12,076	Stone Energy Corp. *	271,831
24,691	Vaalco Energy, Inc. *	151,109
		422,940
	OIL & GAS SERVICES - 2.5%
5,630	Hornbeck Offshore Services, Inc. *	292,873

	REITS - 6.1%
8,130	DuPont Fabros Technology, Inc.	196,990
7,600	LaSalle Hotel Properties	200,640
4,890	Pebblebrook Hotel Trust	128,314
2,372	PS Business Parks, Inc.	181,007
		706,951
	RETAIL - 4.3%
9,412	Aeropostale, Inc. *	137,509
4,220	Children's Place Retail Stores, Inc. (The) *	225,053
6,350	Finish Line Inc.	133,731
		496,293
	SAVINGS & LOANS - 3.3%
11,770	Capitol Federal Financial, Inc.	139,710
4,080	First Defiance Financial Corp.	89,597
9,780	Oritani Financial Corp.	149,927
		379,234
	SEMICONDUCTORS - 4.7%
17,390	Entegris, Inc. *	181,204
10,238	OmniVision Technologies, Inc. *	189,096
22,900	Photronics Inc. *	174,727
		545,027
	TELECOMMUNICATIONS - 2.1%
4,160	Netgear, Inc. *	138,445
13,800	NII Holdings Inc. *+	106,398
		244,843
	TRANSPORTATION - 3.2%
3,870	CAI International Inc. *	98,995
6,233	Old Dominion Freight Line, Inc. *	268,393
		367,388

	TOTAL COMMON STOCK (Cost - $8,433,100)	11,197,974

	SHORT-TERM INVESTMENTS - 3.0%
351,382	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $351,382)	351,382

	COLLATERAL FOR SECURITIES LOANED - 3.5%
401,861	BNY Mellon Overnight Government Fund
	(Cost - $401,861)	401,861

	TOTAL INVESTMENTS - 103.4% (Cost - $9,186,343)(a)	$ 11,951,217
	LIABILITIES LESS OTHER ASSETS - (3.4) %	(393,284)
	NET ASSETS - 100.0%	$ 11,557,933

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $9,199,118 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,898,093
	Unrealized depreciation	(145,994)
	Net unrealized appreciation	$ 2,752,099

Saratoga International Equity Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 96.2%
	AGRICULTURE - 3.4%
2,930	Imperial Tobacco Group PLC	$ 104,863
1,470	Philip Morris International, Inc.	133,638
		238,501
	AUTO MANUFACTURERS - 3.2%
3,510	Honda Motor Co., Ltd.	129,618
6,190	Volvo AB	90,037
		219,655
	AUTO PARTS & EQUIPMENT - 1.4%
7,960	NGK Insulators Ltd.	98,687

	BANKS - 14.4%
1,843	BNP Paribas SA	107,541
1,480	BNP Paribas SA - ADR	43,660
5,308	Credit Suisse Group AG	156,353
6,900	DBS Group Holdings Ltd.	93,330
1,470	Deutsche Bank AG	68,090
9,290	HSBC Holdings PLC	101,758
4,651	Itau Unibanco Holding SA - ADR	69,951
1,963	Qatar National Bank SAQ	80,500
12,910	Resona Holdings, Inc.	57,602
5,735	Standard Chartered PLC	132,450
22,300	Sumitomo Mitsui Trust Holdings, Inc.	90,879
		1,002,114
	CHEMICALS - 4.8%
1,556	Industries Qatar QSC	71,036
2,730	Potash Corp. of Saskatchewan, Inc.	115,729
10,460	Taiyo Nippon Sanso Corp.	72,142
37,000	TSRC Corp.	74,206
		333,113
	COMMERCIAL SERVICES - 0.9%
124,342	Anhui Expressway Co.	64,878

	COMPUTERS - 1.0%
1,470	Cap Gemini SA	71,389

	COSMETICS/PERSONAL CARE - 0.9%
2,770	Natura Cosmeticos SA	65,527

	DIVERSIFIED FINANCIAL SERVICES - 2.2%
21,850	Intermediate Capital Group PLC	153,717

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
22,060	Zhuzhou CSR Times Electric Co., Ltd.	68,784

	ENGINEERING & CONSTRUCTION - 1.5%
27,350	Carillion PLC	105,785

	ENVIRONMENTAL CONTROL - 1.0%
9,000	Cleanaway Co. Ltd.	71,644

	FOOD - 6.8%
810	Casino Guichard Perrachon SA	84,486
3,300	Metro AG	111,563
1,990	Nestle SA	131,380
5,991	Pinar SUT Mamulleri Sanayii AS	55,764
1,950	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	91,758
		474,951
	HEALTHCARE-PRODUCTS - 2.3%
29,210	Fisher & Paykel Healthcare Corp. Ltd.	72,704
619	Straumann Holding AG	84,536
		157,240
	INSURANCE - 4.7%
2,560	AXA SA - ADR	51,251
1,320	AXA SA	26,574
19,250	China Pacific Insurance Group Co. Ltd.	64,558
262	Fairfax Financial Holdings Ltd.	102,075
2,910	Tokio Marine Holdings Inc.	83,342
		327,800
	INVESTMENT COMPANIES - 1.1%
2,690	Investor AB	76,969

	LODGING - 1.3%
2,980	Kangwon Land Inc.	91,417

	MACHINERY-CONSTRUCTION & MINING - 1.2%
3,200	Komatsu Ltd.	79,709

	MACHINERY-DIVERSIFIED - 2.7%
1,860	Andritz AG	100,987
1,750	FLSmidth & Co. A/S	87,042
		188,029
	METAL FABRICATE/HARDWARE - 1.5%
1,920	Vallourec SA	103,799

	MINING - 4.3%
4,480	BHP Billiton PLC	128,501
4,030	Orica Ltd.	86,124
22,420	OZ Minerals Ltd.	85,336
		299,961
	OIL & GAS - 7.5%
56,920	CNOOC Ltd.	99,707
11,970	Precision Drilling Corp.	103,106
2,540	Royal Dutch Shell PLC	84,325
2,703	Total SA	134,715
1,960	Transocean Ltd.	98,451
		520,304
	OIL & GAS SERVICES - 1.4%
6,470	AMEC PLC	99,671

	PHARMACEUTICALS - 3.8%
255	Roche Holding AG - ADR	15,897
340	Roche Holding AG	84,013
420	Sanofi	44,655
220	Sanofi - ADR	11,680
2,740	Teva Pharmaceutical Industries Ltd. - ADR	104,668
		260,913
	RETAIL - 5.9%
89,610	Anta Sports Products Ltd.	82,908
75,538	Debenhams PLC	106,958
14,180	Kingfisher PLC	73,689
37,798	Lifestyle International Holdings Ltd.	83,803
1,620	Yamada Denki Co. Ltd.	60,784
		408,142
	SOFTWARE - 5.8%
7,530	Capcom Co. Ltd.	119,604
15,480	Playtech Plc	156,206
177,617	Travelsky Technology Ltd.	128,006
		403,816
	TELECOMMUNICATIONS - 5.3%
8,670	Deutsche Telekom AG	98,452
2,110	Nippon Telegraph & Telephone Corp.	103,514
5,550	Tele2 AB	68,923
3,400	Vodafone Group PLC - ADR	98,464
		369,353
	TEXTILES - 2.5%
57,169	Texwinca Holdings Ltd.	60,644
16,700	Toray Industries, Inc.	113,633
		174,277
	TRANSPORTATION - 1.2%
3,226	Deutsche Post AG	81,060

	WATER - 1.2%
6,640	Suez Environnement Co.	85,254

	TOTAL COMMON STOCK (Cost - $6,473,951)	6,696,459

	SHORT-TERM INVESTMENTS - 1.7%
122,205	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $122,205)	122,205

	TOTAL INVESTMENTS - 97.9% (Cost - $6,596,156)(a)	$ 6,818,664
	OTHER ASSETS LESS LIABILITIES - 2.1%	143,173
	NET ASSETS - 100.0%	$ 6,961,837

ADR - American Depositary Receipt
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $6,659,908 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 575,889
	Unrealized depreciation	(417,133)
	Net unrealized appreciation	$ 158,756

Saratoga Health & Biotechnology Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 98.2%
	BIOTECHNOLOGY - 7.0%
12,600	Amgen Inc.	$ 1,266,678

	ELECTRONICS - 7.0%
12,700	Agilent Technologies Inc.	577,215
7,000	Waters Corp. *	676,970
		1,254,185
	HEALTHCARE-PRODUCTS - 29.9%
7,600	Becton Dickinson and Co.	749,512
68,300	Boston Scientific Corp. *	631,092
7,800	CareFusion Corp. *	286,650
4,200	Covidien PLC	267,120
7,800	CR Bard Inc.	804,102
11,400	Greatbatch, Inc. *	367,194
11,000	Medtronic, Inc.	561,110
10,000	Patterson Co., Inc.	390,800
6,600	Stryker Corp.	438,174
4,600	Techne Corp.	305,946
7,300	Zimmer Holdings, Inc.	573,123
		5,374,823
	HEALTHCARE-SERVICES - 4.7%
4,900	UnitedHealth Group Inc.	306,887
7,000	WellPoint Inc.	538,790
		845,677
	PHARMACEUTICALS - 49.6%
14,500	AmerisourceBergen Corp.	784,160
15,000	AstraZeneca PLC - ADR	768,750
17,300	Cardinal Health, Inc.	812,408
14,900	Eli Lilly & Co.	792,084
13,500	GlaxoSmithKline PLC - ADR	698,895
7,000	Johnson & Johnson	589,260
5,600	McKesson Corp.	637,616
13,000	Merck & Co. Inc.	607,100
8,200	Novartis AG - ADR	588,432
4,000	Omnicare Inc.	184,120
28,400	Pfizer Inc.	773,332
41,726	PharMerica Corp. *	651,343
10,808	Sanofi - ADR	573,796
14,575	Targacept, Inc. *	82,057
10,200	Teva Pharmaceutical Industries Ltd. - ADR	389,640
		8,932,993

	TOTAL COMMON STOCK (Cost - $12,786,074)	17,674,356

	SHORT-TERM INVESTMENTS - 1.3%
240,804	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $240,804)	240,804

	TOTAL INVESTMENTS - 99.5% (Cost - $13,026,878)(a)	$ 17,915,160
	OTHER ASSETS LESS LIABILITIES - 0.5%	83,072
	NET ASSETS - 100.0%	$ 17,998,232

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $13,090,880 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 5,003,367
	Unrealized depreciation	(179,087)
	Net unrealized appreciation	$ 4,824,280

Saratoga Technology & Communications Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 94.3%
	AEROSPACE/DEFENSE - 3.2%
20,010	Northrop Grumman Corp.	$ 1,648,624

	BIOTECHNOLOGY - 0.9%
6,540	Illumina Inc. *	459,893

	COMMERCIAL SERVICES - 2.8%
8,340	Alliance Data Systems Corp. *	1,476,931

	COMPUTERS - 24.2%
17,360	Accenture PLC	1,425,430
10,979	Apple Inc.	4,937,037
10,560	Cognizant Technology Solutions Corp. *	682,704
53,850	Dell, Inc.	718,897
4,710	International Business Machines Corp.	979,774
25,050	Lexmark International Inc.	764,276
30,002	Logitech International SA	207,314
7,000	NetApp Inc. *	262,710
6,805	SanDisk Corp. *	401,631
45,800	Unisys Corp. *	945,770
19,500	Western Digital Corp.	1,234,740
		12,560,283
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
7,487	Visa Inc.	1,333,734

	ELECTRONICS - 2.7%
18,098	InvenSense, Inc. *	233,102
12,000	Itron, Inc. *	504,000
23,680	Trimble Navigation Ltd. *	660,672
		1,397,774
	INTERNET - 12.7%
2,280	Amazon.com Inc. *	613,388
28,273	Angie's List, Inc. *	663,284
8,076	eBay, Inc. *	436,911
15,529	ExactTarget, Inc. *+	357,322
1,440	Google Inc. *	1,253,390
7,931	MercadoLibre, Inc.	909,051
6,738	Shutterfly, Inc. *	328,410
6,228	Splunk, Inc. *	291,221
59,800	Symantec Corp. *	1,338,922
3,454	Trulia, Inc. *	106,176
6,231	Yelp, Inc. *	185,746
2,425	Zillow, Inc. *	136,139
		6,619,960
	MACHINERY-DIVERSIFIED - 0.4%
2,587	Rockwell Automation Inc.	227,708

	REITS - 1.3%
8,649	American Tower Corp.	673,238

	SEMICONDUCTORS - 17.0%
8,825	Analog Devices, Inc.	405,332
28,700	Applied Materials, Inc.	436,240
12,650	Broadcom Corp.	454,262
7,825	Cree, Inc. *	487,889
46,010	Intel Corp.	1,117,123
16,620	KLA-Tencor Corp.	935,540
4,827	Lam Research Corp. *	225,807
33,000	Marvell Technology Group Ltd.	357,720
11,855	Maxim Integrated Products, Inc.	349,604
17,381	QLogic Corp. *	169,291
35,489	QUALCOMM Inc.	2,252,842
14,245	Texas Instruments Inc.	511,253
28,341	Xilinx Inc.	1,152,062
		8,854,965
	SOFTWARE - 18.9%
19,070	BMC Software Inc. *	863,776
49,300	CA Inc.	1,346,383
17,290	Check Point Software Technologies Ltd. *	865,883
4,274	Guidewire Software, Inc. *	175,063
3,333	Interactive Intelligence Group Inc. *	167,317
90,611	Microsoft Corp.	3,160,512
19,901	Oracle Corp.	671,858
11,594	Red Hat Inc. *	559,179
14,520	Salesforce.com, Inc. *	614,632
131	Tableau Software, Inc. *	6,694
2,023	Ultimate Software Group, Inc. *	225,160
16,523	Vmware, Inc. *	1,175,116
		9,831,573
	TELECOMMUNICATIONS - 7.6%
33,670	Amdocs Ltd.	1,202,019
18,230	AT&T, Inc.	637,868
12,730	Ciena Corp. *	213,100
59,100	Cisco Systems, Inc.	1,423,128
6,951	Crown Castle International Corp. *	495,259
		3,971,374

	TOTAL COMMON STOCK (Cost - $38,923,160)	49,056,057

	EXCHANGE TRADED FUNDS - 1.1%
	EQUITY FUND - 1.1%
18,586	Technology Select Sector SPDR Fund
	(Cost - $543,661)	588,432

	SHORT-TERM INVESTMENTS - 4.6%
2,375,592	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $2,375,592)	2,375,592

	COLLATERAL FOR SECURITIES LOANED - 0.2%
111,954	BNY Mellon Overnight Government Fund
	(Cost - $111,954)	111,954

	TOTAL INVESTMENTS - 100.2% (Cost - $41,954,367)(a)	$ 52,132,035
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(131,195)
	NET ASSETS - 100.0%	$ 52,000,840

* Non-income producing securities.
+ All or a portion of the security is on loan.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $42,165,608 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 11,099,209
	Unrealized depreciation	(1,132,782)
	Net unrealized appreciation	$ 9,966,427

Saratoga Energy & Basic Materials Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares			Value
	COMMON STOCK - 97.6%
	BUILDING MATERIALS - 1.6%
1,334	Vulcan Materials Co.		$ 71,476

	CHEMICALS - 9.8%
3,687	Dow Chemical Co. (The)		127,054
2,626	LyondellBasell Industries NV		175,023
1,166	Praxair Inc.		133,309
			435,386
	COAL - 3.0%
3,841	CONSOL Energy Inc.		133,206

	ELECTRIC - 5.9%
2,955	FirstEnergy Corp.		115,274
2,426	National Fuel Gas Co.		148,471
			263,745
	MINING - 0.8%
1,187	Freeport-McMoRan Copper & Gold, Inc.		36,856

	OIL & GAS - 55.7%
1,556	Anadarko Petroleum Corp.		136,103
6,281	BG Group PLC		115,502
3,002	BP PLC - ADR		128,816
2,203	Cabot Oil & Gas Corp.		155,003
1,768	Chevron Corp.		217,022
2,385	Cobalt International Energy, Inc. *		61,867
1,292	EOG Resources, Inc.		166,797
1,880	Exxon Mobil Corp.		170,084
2,321	Hess Corp.		156,459
5,365	Marathon Oil Corp.		184,502
3,358	Noble Corp.		130,123
3,430	Noble Energy, Inc.		197,739
749	Occidental Petroleum Corp.		68,960
9,712	Ophir Energy PLC *		58,172
2,486	Royal Dutch Shell PLC - ADR		164,996
1,459	SM Energy Co.		88,474
2,460	Transocean, Ltd.		123,566
3,987	Valero Energy Corp.		161,992
			2,486,177
	OIL & GAS SERVICES - 14.6%
2,301	Cameron International Corp. *		140,062
4,468	Halliburton Co.		186,986
620	Lufkin Industries Inc.		54,721
905	Oil States International Inc. *		89,143
2,481	Schlumberger Ltd.		181,187
			652,099
	PACKAGING & CONTAINERS - 3.1%
5,726	Sealed Air Corp.		137,539

	PIPELINES - 3.1%
3,680	Kinder Morgan, Inc.		139,766

	TOTAL COMMON STOCK (Cost - $3,477,548)		4,356,250

	WARRANTS - 0.3%	EXPIRATION DATE - EXERCISE PRICE
	PIPELINES - 0.3%
2,123	Kinder Morgan Inc. *	5/25/2017 - $40.00	11,952
	TOTAL WARRANTS (Cost - $3,630)		11,952

	SHORT-TERM INVESTMENTS - 1.8%
80,358	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $80,358)		80,358

	TOTAL INVESTMENTS - 99.7% (Cost - $3,561,536)(a)		$ 4,448,560
	OTHER ASSETS LESS LIABILITIES - 0.3%		15,586
	NET ASSETS - 100.0%		$ 4,464,146

* Non-income producing securities.
ADR - American Depositary Receipt

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $3,580,316 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 968,046
		Unrealized depreciation	(99,802)
		Net unrealized appreciation	$ 868,244

Saratoga Financial Services Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 96.1%
	BANKS - 48.2%
6,201	Barclays PLC	$ 30,125
1,842	Citigroup, Inc.	95,766
2,304	Fifth Third Bancorp	41,933
413	First Republic Bank	15,347
470	Goldman Sachs Group, Inc. (The)	76,178
2,875	HSBC Holdings PLC	31,638
1,408	JPMorgan Chase & Co.	76,863
442	M&T Bank Corp.	46,366
864	PacWest Bancorp	24,909
657	PNC Financial Services Group, Inc.	47,067
1,209	Standard Chartered PLC	28,171
761	State Street Corp.	50,363
1,068	SunTrust Banks, Inc.	34,272
474	Texas Capital Bancshares Inc. *	20,932
1,544	UBS AG	27,372
1,972	US Bancorp	69,138
2,230	Wells Fargo & Co.	90,426
		806,866
	DIVERSIFIED FINANCIAL SERVICES - 18.5%
3,889	Aberdeen Asset Management PLC	27,474
877	American Express Co.	66,398
412	Ameriprise Financial, Inc.	33,586
196	BlackRock Inc.	54,723
981	Discover Financial Services	46,509
309	Franklin Resources Inc.	47,836
1,009	Invesco Ltd.	34,044
		310,570
	INSURANCE - 22.1%
753	ACE Ltd.	67,529
1,187	American International Group, Inc. *	52,774
1,002	Berkshire Hathaway Inc. *	114,298
1,060	MetLife, Inc.	46,863
726	Travelers Cos., Inc. (The)	60,781
1,001	Unum Group	28,508
		370,753
	REITS - 5.6%
323	Alexandria Real Estate Equities, Inc.	22,125
371	Digital Realty Trust Inc.	22,598
292	Simon Property Group Inc.	48,600
		93,323
	SAVINGS & LOANS - 1.7%
2,102	People's United Financial Inc.	28,924

	TOTAL COMMON STOCK (Cost - $1,119,793)	1,610,436

	SHORT-TERM INVESTMENTS - 2.2%
37,596	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $37,596)	37,596

	TOTAL INVESTMENTS - 98.3% (Cost - $1,157,389)(a)	$ 1,648,032
	OTHER ASSETS LESS LIABILITIES - 1.7%	27,708
	NET ASSETS - 100.0%	$ 1,675,740

* Non-income producing securities.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,161,432 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 497,738
	Unrealized depreciation	(11,138)
		$ 486,600

Saratoga Investment Quality Bond Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Principal		Value
	U.S. GOVERNMENT AND AGENCIES - 48.7%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 13.8%
$ 250,000	4.750%, 11/17/2015 +	$ 276,394
800,000	5.125%, 10/18/2016	918,848
		1,195,242
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.6%
500,000	4.125%, 4/15/2014 +	517,185
375,000	5.000%, 4/15/2015	407,614
		924,799
	U.S. TREASURY NOTES - 24.3%
300,000	2.250%, 5/31/2014	306,176
550,000	0.250%, 2/28/2015	549,785
200,000	4.125%, 8/15/2015	214,773
300,000	4.250%, 8/15/2015	325,629
360,000	4.625%, 2/15/2017	411,455
300,000	2.000%, 2/15/2022	302,016
		2,109,834

	TOTAL U.S. GOVERNMENT AND AGENCIES ( Cost - $4,056,217)	4,229,875

	CORPORATE BONDS & NOTES - 49.1%
	BANKS - 4.1%
325,000	BB&T Corp., 4.90%, 6/30/2017	360,733

	BEVERAGES - 1.3%
117,000	Diageo Capital PLC, 1.50%, 5/11/2017	117,562

	CHEMICALS - 3.9%
315,000	Dow Chemical Co., 4.125%, 11/15/2021	338,229

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
100,000	American Express Credit Corp., 2.80%, 9/19/2016	105,159
303,000	General Electric Capital Corp., 5.50%, 1/8/2020	354,351
		459,510
	GAS - 1.2%
100,000	Southern California Gas Co., 5.50%, 3/15/2014	103,658

	HEALTHCARE-PRODUCTS - 6.0%
325,000	CR Bard, Inc., 2.875%, 1/15/2016	338,725
175,000	Stryker Corp., 2.0%, 9/30/2016	180,761
		519,486
	INSURANCE - 6.5%
150,000	Berkshire Hathaway Inc., 1.90%, 1/31/2017	153,600
275,000	PartnerRe Finance LLC, 5.50%,6/1/2020	309,854
85,000	Prudential Financial, Inc., 6.0%, 12/1/2017	100,411
		563,865
	MISCELLANEOUS MANUFACTURING - 3.2%
240,000	Cooper US, Inc., 6.10%, 7/1/2017	279,310

	OIL & GAS - 3.8%
325,000	Occidental Petroleum Corp., 1.75%, 2/15/2017	329,138

	OIL & GAS SERVICES - 3.3%
220,000	Weatherford International, Ltd., 9.625%, 3/1/2019	284,667

	PHARMACEUTICALS - 4.1%
100,000	Cardinal Health, Inc., 1.90%, 6/15/2017	100,601
250,000	Merck & Co., Inc., 5.30%, 12/1/2013	255,953
		356,554
	REGIONAL - 2.3%
200,000	Province of Ontario Canada, 2.45%, 6/29/2022	197,087

	REITS - 4.1%
325,000	Health Care REIT Inc., 5.875%, 5/15/2015	353,074

	TOTAL CORPORATE BONDS & NOTES (Cost - $4,012,902)	4,262,873
Shares
	SHORT-TERM INVESTMENTS - 1.5%
127,606	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $127,606)	127,606

813,125	COLLATERAL FOR SECURITIES LOANED - 9.4%
	BNY Mellon Overnight Government Fund
	(Cost - $813,125)	813,125

	TOTAL INVESTMENTS - 108.7% (Cost - $9,009,850)(a)	$ 9,433,479
	LIABILITIES LESS OTHER ASSETS - (8.7) %	(751,140)
	NET ASSETS - 100.0%	$ 8,682,339

+ All or a portion of the security is on loan.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $9,009,850 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 429,133
	Unrealized depreciation	(5,504)
	Net unrealized appreciation	$ 423,629

Saratoga Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Principal		Value
	MUNICIPAL BONDS - 98.1%
	ALASKA - 3.3%
	Education - 3.3
$ 75,000	City of Anchorage AK , Series A, 5.00% 10/1/20	$ 84,073

	CALIFORNIA - 12.3%
	Education - 7.8%
75,000	Alvord Unified School District , Series A, 5.90%, 2/1/20, MBIA	87,023
100,000	Grossmont-Cuyamaca, CA Community College District, Series B, 5.00%, 8/1/23	109,568
		196,591
	General Obligation - 4.5%
100,000	State of California, Variable Purpose, 5.00%, 3/1/21	114,054
		310,645
	CONNECTICUT - 2.0%
	General Obligation - 2.0%
50,000	Wilton, CT, 2.00%, 2/1/15	51,133

	DELAWARE - 5.6%
	General Obligation - 5.6%
40,000	County of New Castle DE, 4.00%, 7/15/21	46,368
90,000	District of Columbia, Income Tax Secure Revenue, 5.00%, 12/1/14	96,022
		142,390
	FLORIDA - 7.9%
	Education - 3.4%
75,000	Florida State Board of Education, 5.00%, 1/1/18	87,383
	General - 4.5%
100,000	Tampa, FL Sales Tax Revenue, 4.00%, 10/1/20	112,952
		200,335
	IOWA - 4.2%
	Education - 4.2%
100,000	University of Iowa Revenue, 3.50%, 7/1/22	105,266

	KENTUCKY - 3.2%
	Education - 3.2%
75,000	Mercer County School District Finance Corp., School Building Revenue, 4.125%, 5/1/23	79,972

	LOUISIANA - 3.1%
	General Obligation - 3.1%
65,000	State of Louisiana Unref Bal- Ser, 5.00%, 9/1/19	78,391

	MAINE - 2.8%
	Education - 2.8%
65,000	University of Maine System Revenue, 4.50%, 3/1/26	70,409

	MICHIGAN - 4.1%
	Education - 4.1%
100,000	Ann Arbor School District, 5.00%, 5/1/20	104,072

	MISSOURI - 4.5%
	Education - 4.5%
100,000	Kirksville R-III School District, 5.00%, 3/1/20	114,799

	NEW JERSEY - 4.2%
	General Obligation - 4.2%
100,000	Passaic, NJ, 3.25%, 8/1/18	107,072

	NEW YORK - 10.6%
	Education - 3.7%
90,000	Dunkirk City School, 3.50%, 6/15/23	94,411
	General Obligation - 6.9%
100,000	Erie County Industrial Development Agency, 5.00%, 5/1/19 MN1	117,772
10,000	New York NY Ser I-FSA-CR, 5.00%, 12/1/13	10,206
40,000	NY State Dormitory Authority, 5.00%, 12/15/16	45,698
		173,676
		268,087
	NORTH CAROLINA - 4.2%
	Water/Sewer - 4.2%
100,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23	107,565

	NORTH DAKOTA - 1.7%
	General Obligation - 1.7%
40,000	City of Fargo, 4.25%, 5/1/16	43,812

	SOUTH CAROLINA - 1.1%
	General Obligation - 1.1%
25,000	State of South Carolina, Economy Development, 4.50%, 12/1/14	26,517

	SOUTH DAKOTA - 3.6%
	General Obligation - 3.6%
20,000	Heartland Consumers Power District Electric, Revenue - Escrowed to Maturity, 6.00%, 1/1/17, FSA	20,375
65,000	Heartland Consumers Power District Electric, Revenue - Unrefunded Portion, 6.00%, 1/1/17, FSA	70,938
		91,313
	TEXAS - 8.4%
	General Obligation - 4.3%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.00%, 2/1/16	108,659
	Water/Sewer - 4.1%
100,000	State Water Assistance, Series A, 4.50%, 8/1/22	103,919
		212,578
	UTAH - 3.6%
	General Obligation - 3.6%
85,000	Salt Lake County Utah, 3.00%, 12/15/20	91,154

	WASHINGTON - 3.6%
	General Obligation - 3.6%
100,000	County of King WA Sewer Revenue, 4.00%, 1/1/20	90,505

	WEST VIRGINIA - 4.1%
	General Obligation - 4.1%
100,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA	104,065

	TOTAL MUNICIPAL BONDS (Cost - $2,371,617)	2,484,153

Shares
	SHORT-TERM INVESTMENTS - 0.6%
14,375	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $14,375)	14,375

	TOTAL INVESTMENTS - 98.7% (Cost - $2,385,992)(a)	$ 2,498,528
	OTHER ASSETS LESS LIABILITIES - 1.3%	32,385
	NET ASSETS - 100.0%	$ 2,530,913

FSA	Insured by Federal Security Assurance
MBIA	Insured by Municipal Bond Insurance Association

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,385,992 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 114,179
	Unrealized depreciation	(1,643)
	Net unrealized appreciation	$ 112,536

Saratoga US Government Money Market Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Principal		Value
	U.S. TREASURY NOTES - 17.5%
$ 1,000,000	0.75%, 8/15/13	$ 1,001,108
1,000,000	1.00%, 1/15/14	1,005,087
	TOTAL U.S. TREASURY NOTES (Cost - $2,006,195)	2,006,195

	REPURCHASE AGREEMENT - 82.4%
9,466,000	Merrill Lynch Repo, 0.05%, due 6/3/2013 with a full maturity value of 9,466,039
	(Fully collateralized by $9,601,700 U.S. Treasury Notes, 1.125%,
	due 6/15/13 with a full maturity value of $9,655,387)
	(Cost - $9,466,000)	9,466,000

	TOTAL INVESTMENTS - 99.9% (Cost - $11,472,195)(a)	$ 11,472,195
	OTHER ASSETS LESS LIABILITIES - 0.1%	12,492
	NET ASSETS - 100.0%	$ 11,484,687

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,472,195.

James Alpha Global Enhanced Real Return Portfolio
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares				Value
	COMMON STOCK - 5.6%
	AEROSPACE/DEFENSE - 0.4%
950	Rockwell Collins Inc.			$ 61,513
4,225	Spirit Aerosystems Holdings, Inc. *			91,302
				152,815
	AIRLINES - 1.0%
10,075	Delta Air Lines Inc. *			181,451
5,671	United Continental Holdings, Inc. *			184,081
				365,532
	AUTO MANUFACTURERS - 0.5%
5,959	General Motors Co. *			201,951

	BANKS - 0.7%
4,758	Citigroup Inc.			247,368

	COMPUTERS - 0.3%
219	Apple Inc.			98,480

	ENGINEERING & CONSTRUCTION - 0.5%
5,050	KBR, Inc.			182,305

	INSURANCE - 0.5%
4,263	American International Group, Inc. *			189,533

	MINING - 0.5%
12,000	Constellium NV *			176,400

	RETAIL - 0.4%
6,133	Steinway Musical Instruments Inc. *			171,049

	TELECOMMUNICATIONS - 0.8%
10,000	Cisco Systems, Inc.			240,800
720	Loral Space & Communications, Inc.			43,358
				284,158
	TOTAL COMMON STOCK (Cost - $1,956,218)			2,069,591

	EXCHANGE TRADED FUNDS - 0.7%
	EQUITY FUND - 0.7%
3,740	iShares MSCI Canada Index Fund			103,710
375	iShares MSCI EAFE Index Fund			22,530
1,140	iShares MSCI Emerging Markets Index Fund			46,979
240	iShares Russell 2000 Index Fund			23,484
315	Powershares QQQ Trust Series 1			23,049
335	SPDR Dow Jones Industrial Average ETF Trust			50,625
				270,377
	TOTAL EXCHANGE TRADED FUNDS (Cost - $274,107)			270,377

	WARRANTS - 0.0%
	MINING - 0.0%
50,000	Gran Colombia Gold Corp., $2.60, 8/24/15			2,417
	TOTAL WARRANTS (Cost -$3,750)			2,417
Principal
	U.S. GOVERNMENT - 16.1%
	U.S. TREASURY INFLATION PROTECTION SECURITIES -16.1%
$ 1,600,000	1.250%, 4/15/14			1,786,634
3,800,000	0.125%, 4/15/16			4,145,706
	TOTAL U.S. GOVERNMENT (Cost - $5,990,427)			5,932,340

	CORPORATE BONDS & NOTES - 31.0%
	ADVERTISING - 0.1%
50,000	Griffey Intermediate, Inc., 7.00%, 10/15/20 (a)			50,500

	AGRICULTURE - 0.7%
250,000	Mriya Agro Holding PLC, 9.450%, 4/19/18 (a)			248,750

	AIRLINES - 0.3%
50,000	United Continental Holdings, Inc., 6.375%, 6/1/18			51,125
50,000	US Airways Group, Inc., 6.125%, 6/1/18			48,687
				99,812
	AUTO PARTS & EQUIPMENT - 0.6%
100,000	Gestamp Funding Luxembourg SA, 5.625%, 5/31/20 (a)			97,250
50,000	Goodyear Tire & Rubber Co., 6.50%, 3/1/21			52,625
25,000	Meritor, Inc., 7.00%, 3/15/14			24,687
40,000	TRW Automotive Inc., 7.00%, 3/15/14 (a)			41,500
				216,062
	BANKS - 0.1%
25,000	Ally Financial Inc., 3.125%, 1/15/16			25,250
75,000	CIT Group Inc,. 5.120% 4/1/14 (a)			77,156
				102,406
	BEVERAGES - 0.1%
30,000	Constellation Brands Inc., 4.250%, 5/1/23			29,512

	BUILDING MATERIALS - 0.1%
25,000	Boise Cascade Co., 6.375%, 11/1/20			26,593

	CHEMICALS - 0.8%
10,000	Ineos Finance PLC, 7.50%, 5/1/20 (a)			10,975
200,000	Nitrogénmũvek Zrt., 7.875%, 5/21/20 (a)			202,250
70,000	Nufarm Australia Ltd., 6.375%, 10/15/19 (a)			71,662
				284,887
	COAL - 0.3%
50,000	Murray Energy Corp., 8.625%, 6/15/21 (a)			51,312
50,000	Penn Virginia Resource Partners LP, 6.50%, 5/15/21 (a)			50,000
				101,312
	COMMERCIAL SERVICES - 0.8%
75,000	NES Rentals Holdings, Inc., 7.875%, 5/1/18 (a)			77,156
50,000	Rent-A-Center, Inc., 5.250%, 10/1/22 (a)			49,000
100,000	Sotheby's, 5.250%, 10/1/22 (a)			101,125
75,000	WEX Inc., 4.750%, 2/1/23 (a)			74,812
				302,093
	COMPUTERS - 0.7%
50,000	Seagate HDD Cayman, 4.750%, 6/1/23 (a)			48,500
223,000	SunGard Data Systems Inc., 4.785%, 1/15/14			226,345
				274,845
	DISTRIBUTION/WHOLESALE - 0.4%
125,000	HD Supply, Inc., 10.50%, 1/15/21			129,687

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
25,000	E*TRADE Financial Corp., 6.750%, 6/1/16			26,750
250,000	East Lane Re Ltd., 5.7804%, 3/14/14 (a)			252,825
25,000	General Motors Financial Co., 2.750%, 5/15/16 (a)			24,937
175,000	General Motors Financial Co., 4.250%, 5/15/23 (a)			169,531
200,000	Global Investments Group Finance Ltd., 11.00%, 9/24/17			194,000
75,000	International Lease Finance Corp., 5.625%, 9/20/13			75,750
150,000	Jefferies LoanCore LLC, 6.875%, 6/1/20 (a)			150,375
25,000	Nationstar Mortgage LLC, 6.50%, 6/1/22 (a)			25,000
50,000	Nuveen Investments Inc., 5.50%, 9/15/15			50,250
95,000	Nuveen Investments Inc., 9.125%, 10/15/17 (a)			99,275
25,000	Springleaf Finance Corp., 6.00%, 6/1/20 (a)			24,187
250,000	Uralkali OJSC via Uralkali Finance Ltd., 3.723% 4/30/18 (a)			242,500
				1,335,380
	ELECTRIC - 0.8%
50,000	NRG Energy, Inc., 7.625%, 1/15/18			56,500
250,000	State Grid Overseas Investment 2013 Ltd., 3.125%, 5/22/23 (a) *			240,505
				297,005
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
87,000	WireCo WorldGroup Inc., 9.50%, 5/15/17			90,262

	ENGINEERING & CONSTRUCTION - 0.6%
152,000	Weekley Homes LLC, 6.00%, 2/1/23 (a)			158,080
75,000	Zachry Holdings, Inc., 7.50%, 2/1/20 (a)			79,312
				237,392
	ENTERTAINMENT - 0.5%
75,000	CCM Merger, Inc., 9.125%, 5/1/19 (a)			82,031
14,000	Pinnacle Entertainment, Inc., 7.750%, 4/1/22			15,260
25,000	Pinnacle Entertainment, Inc., 8.625%, 8/1/17			26,156
75,000	Regal Entertainment Group, 5.750%, 2/1/25			74,812
				198,259
	FOOD - 2.2%
250,000	Aralco Finance SA, 10.125%, 5/7/20 (a)			244,688
200,000	CFG Investment SAC, 9.750%, 7/30/19			184,750
100,000	Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (a)			99,250
100,000	Ingles Markets Inc., 5.750%, 6/15/23 (a)			100,250
80,000	Land O' Lakes, Inc., 6.00%, 11/15/22 (a)			85,500
75,000	Pinnacle Foods Finance LLC 4.875, 5/1/21 (a)			75,281
25,000	SUPERVALU Inc., 6.750%, 6/1/21 (a)			23,750
				813,469
	FOREST PRODUCTS & PAPER - 0.3%
50,000	Longview Fibre Paper & Packaging, Inc., 8.0%, 6/1/16 (a)			52,125
50,000	Neenah Paper Inc., 5.25%, 5/15/21 (a)			50,250
25,000	Resolute Forest Products Inc, 5.875%, 5/15/23 (a)			24,219
				126,594
	GAS - 0.7%
25,000	LBC Tank Terminals Holding Netherlands BV, 6.875%, 5/15/23 (a)			25,969
250,000	Transportadora de Gas del Perú SA, 4.25%, 4/30/28 (a)			237,421
				263,390
	HEALTHCARE-SERVICES - 0.4%
21,000	HCA Inc., 8.5%, 4/15/19			22,890
100,000	Select Medical Corp., 6.375%, 6/1/21 (a)			99,563
25,000	Tenet Healthcare Corp., 6.25%, 11/1/18			27,719
				150,172
	HOLDING COMPANIES-DIVERSIFIED - 0.1%
25,000	Alphabet Holding Co., Inc., 7.75%, 11/1/17 (a)			25,813

	HOME BUILDERS - 0.1%
25,000	DR Horton Inc., 5.625%, 1/15/16			26,688

	INSURANCE - 0.2%
75,000	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (a)			77,250

	INTERNET - 0.5%
100,000	Equinix, Inc., 5.375%, 4/1/23			104,000
75,000	VeriSign Inc., 4.625%, 5/1/23 (a)			75,375
				179,375
	LEISURE TIME - 0.1%
25,000	Brunswick Corp 4.625%, 5/15/21 (a)			25,188

	LODGING - 1.6%
250,000	Boyd Gaming Corp., 7.125%, 2/1/16			252,188
50,000	Mandalay Resort Group, 7.625%, 7/15/13			50,063
125,000	Seminole Hard Rock Entertainment, Inc., 5.875%, 5/15/21 (a)			124,219
175,000	Wynn Las Vegas, LLC 4.25%, 5/30/23 (a)			170,188
				596,658
	MACHINERY-DIVERSIFIED - 0.1%
45,000	Manitowoc Co., Inc. (The ), 5.875%, 10/15/22			47,869

	MEDIA - 1.9%
100,000	Cogeco Cable Inc., 4.875%, 5/1/20 (a)			101,625
125,000	DISH DBS Corp., 4.25%, 4/1/18 (a)			121,719
225,000	DISH DBS Corp., 5.00%, 3/15/23			212,625
55,000	DISH DBS Corp., 5.125%, 5/1/20 (a)			53,625
25,000	DISH DBS Corp., 7.875%, 9/1/19			28,031
125,000	Univision Communications Inc, 5.125%, 5/15/23 (a)			122,500
38,000	WideOpenWest Finance LLC, 10.25%, 7/15/19			42,845
				682,970
	METAL FABRICATE/HARDWARE - 0.4%
200,000	WPE International Cooperatief U.A., 10.375%, 9/30/20 (a)			159,500

	MINING - 1.9%
25,000	First Quantum Minerals Ltd., 7.25%, 10/15/19 (a)			24,750
300,000	Gran Colombia Gold Corp., 10.00%, 10/31/17			222,000
250,000	Nord Gold NV, 6.375%, 5/7/18 (a)			245,000
200,000	Vedanta Resources PLC, 6.00%, 1/31/19 (a)			199,500
				691,250
	OIL & GAS - 2.7%
48,000	Chaparral Energy Inc., 8.25%, 9/1/21			53,040
75,000	Denbury Resources Inc., 4.625%, 7/15/23			72,656
200,000	GeoPark Latin America Ltd. Agencia en Chile, 7.50%, 2/11/20 (a)			207,000
75,000	Legacy Reserves LP, 6.625%, 12/1/21 (a)			73,313
50,000	Memorial Production Partners LP, 7.625%, 5/1/21 (a)			50,688
100,000	Midstates Petroleum Co., Inc., 9.25%, 6/1/21 (a)			99,500
400,000	Panoro Energy ASA, 12.00% 11/15/18 (a)			432,000
				988,197
	OIL & GAS SERVICES - 0.3%
25,000	ION Geophysical Corp., 8.125%, 5/15/18 (a)			25,000
100,000	Seitel, Inc., 9.50%, 4/15/19 (a)			101,625
				126,625
	PACKAGING & CONTAINERS - 0.8%
200,000	Ball Corp., 4.00%, 11/15/23			192,250
50,000	BOE Intermediate Holding Corp., 9.00%, 11/1/17 (a)			49,250
50,000	BOE Merger Corp., 9.50%, 11/1/17 (a)			52,125
				293,625
	PIPELINES - 0.4%
80,000	MarkWest Energy Partners LP, 4.50%, 7/15/23			77,800
50,000	Targa Resources Partners LP, 4.25%, 11/15/23 (a)			47,625
30,000	Targa Resources Partners LP, 7.875%, 10/15/18			32,475
				157,900
	REAL ESTATE - 0.4%
25,000	CBRE Services Inc., 11.625%, 6/15/17			26,531
25,000	Crescent Resources LLC, 10.25%, 8/15/17 (a)			28,719
76,000	Mattamy Group Corp., 6.50%, 11/15/20 (a)			75,715
				130,965
	REITS - 0.3%
25,000	Geo Group, Inc. (The), 5.125%, 4/1/23 (a)			25,500
100,000	RHP Hotel Properties LP, 5.00%, 4/15/21 (a)			101,500
				127,000
	RETAIL - 1.2%
100,000	GRD Holdings III Corp., 10.75%, 6/1/19 (a)			109,000
70,000	L Brands, Inc., 5.25%, 11/1/14			73,063
150,000	Landry's Holdings II, Inc., 10.25%, 1/1/18 (a)			159,000
60,000	Radio Systems Corp., 8.375%, 11/1/19 (a)			65,850
10,000	Sally Holdings LLC, 5.75%, 6/1/22			10,575
25,000	Tops Holding Corp., 8.875%, 12/15/17 (a)			27,500
				444,988
	SEMICONDUCTORS - 0.7%
50,000	Freescale Semiconductor, Inc., 5.00%, 5/15/21 (a)			49,000
200,000	NXP Funding LLC, 3.75%, 6/1/18 (a)			196,500
				245,500
	TELECOMMUNICATIONS - 1.9%
25,000	CommScope Holding Co., Inc., 6.625%, 6/1/20 (a)			24,688
150,000	Intelsat Jackson Holdings SA, 5.50%, 8/1/23 (a)			146,250
150,000	Intelsat Jackson Holdings SA, 6.625%, 12/15/22 (a)			155,813
50,000	Intelsat Luxembourg SA, 6.75%, 6/1/18 (a)			52,125
75,000	NeuStar, Inc., 4.50%, 1/15/23 (a)			73,219
100,000	NII International Telecom SCA, 7.875%, 8/15/19 (a)			97,250
5,000,000	VimpelCom Holdings BV, 9.00%, 2/13/18			159,572
				708,917
	TEXTILES - 0.3%
125,000	SIWF Merger Sub, Inc., 6.25%, 6/1/21 (a)			124,375

	TRANSPORTATION - 0.5%
200,000	Ukraine Railways via Shortline PLC, 9.50%, 5/21/18 (a)			198,750

	TOTAL CORPORATE BONDS & NOTES (Cost - $11,552,904)			11,437,785

Contracts		Expiration Date	Exercise Price
	PUT OPTIONS
51	S&P 500 EMINI	6/21/2013	$1,300	255
	TOTAL PUT OPTIONS (Cost -$44,624)			255
Principal
	SHORT-TERM INVESTMENTS - 49.4%
	U.S. GOVERNMENT OBLIGATIONS- 5.4%
$ 2,000,000	United States Treasury Bill, 11/14/13 (Cost $1,999,101)			1,999,101

Shares
	MONEY MARKET FUND - 44.0%
16,232,158	Milestone Treasury Obligations Portfolio, Institutional Class (Cost $16,232,158)			16,232,158
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,231,259)			18,231,259

	TOTAL INVESTMENTS - 102.8% (Cost - $38,053,289)(b)			$ 37,944,024
	OTHER LIABILITIES LESS ASSETS - (2.8)%			(1,015,088)
	NET ASSETS - 100.0%			$ 36,928,936

* Non-income producing security.

(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At May 31, 2013, these securities amounted to $8,268,902 or 22.4% of net assets.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $38,053,477 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation		$ 240,295
				Unrealized depreciation		(349,748)
				Net unrealized depreciation		$ (109,453)

Long (Short)						Unrealized
Contracts						Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS
3	Emerging Market Future maturing June 2013
	(Underlying Face Amount at Value $148,335)					$ (4,225)
5	Euro STOXX 50 Future maturing June 2013
	(Underlying Face Amount at Value $179,755)					(220)
29	Euro-Bund Future maturing June 2013
	(Underlying Face Amount at Value $5,401,192)					(4,173)
4	MSCI EAFE Index mini Future maturing June 2013
	(Underlying Face Amount at Value $337,840)					(6,320)
66	US 10 Year Future maturing September 2013
	(Underlying Face Amount at Value $8,528,454)					(11,497)
2	Gold Future maturing December 2013 +
	(Underlying Face Amount at Value $279,080)					980
	Net Unrealized Gain from Open Long Futures Contracts					(25,455)

	OPEN SHORT FUTURES CONTRACTS
(1)	DJIA Index Mini Future maturing June 2013
	(Underlying Face Amount at Value $30,200)					$ 1,495
(5)	Euro BTP Italian Govt Bond Future maturing June 2013
	(Underlying Face Amount at Value $742,220)					(27,086)
(2)	Nasdaq 100 E-Mini Future maturing June 2013
	(Underlying Face Amount at Value $119,210)					960
(23)	OAT Euro Future maturing June 2013
	(Underlying Face Amount at Value $4,089,055)					(66,187)
(1)	Russell Mini Future maturing June 2013
	(Underlying Face Amount at Value $98,130)					1,460
(39)	S&P E-Mini Future maturing June 2013
	(Underlying Face Amount at Value $3,176,550)					7,138
(2)	S&P/TSX 60 IX Future maturing June 2013
	(Underlying Face Amount at Value $280,510)					1,431
(15)	US 5YR NOTE (CBT) Future maturing September 2013
	(Underlying Face Amount at Value $1,836,210)					15
(3)	US Ultra Bond Future maturing September 2013
	(Underlying Face Amount at Value $456,375)					1,453
(5)	Brent Crude Future maturing July 2013 +
	(Underlying Face Amount at Value $501,950)					750
(3)	Copper Future maturing September 2013 +
	(Underlying Face Amount at Value $248,063)					(375)
	Net Unrealized Gain from Open Short Futures Contracts					(78,946)

	OPEN TOTAL RETURN SWAPS CONTRACTS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain
100,000	J.P. Morgan Volemont FX Strategy Index	J.P. Morgan Chase	6/11/2013	Pay	0.00%	$ (10)
500,000	J.P. Morgan Volemont Asia Strategy Index	J.P. Morgan Chase	7/9/2013	Pay	0.00%	(5,369)
600,000	J.P. Morgan ETF Efficiente 8 RC Index	J.P. Morgan Chase	6/26/2013	Pay	0.00%	(8,086)
400,000	J.P. Morgan - Mozaic	J.P. Morgan Chase	6/26/2013	Pay	0.00%	(9,554)
100,000	J.P. Morgan Macro Hedge Curve US Long/Flat Index	J.P. Morgan Chase	7/3/2013	Pay	0.00%	-
1,300,000	BofAML U.S. Dynamic Long Volatility Strategy Index +	BofAML	6/27/2013	Pay	0.00%	390
1,100,000	Merrill Lynch Commodities MLBXFCL1 ER Index +	BofAML	6/27/2013	Pay	0.00%	1,058
1,500,000	Commodity Strategy Index BXCS1607 +	Barclays	7/5/2013	Pay	0.50%	2,004
1,500,000	Commodity Strategy Index BXCS1658 +	Barclays	7/5/2013	Pay	0.55%	(108)
500,000	Citi Dyna Vol USD Index	Citi	6/28/2013	Pay	0.00%	1,113
						(18,562)

	OPEN INTEREST RATE SWAPS
Notional Amount	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Unrealized Gain
$ 700,000	Atlantic Dynamic HYIGS Barclays Credit Index +	Barclays	4/3/2014	Pay	0.80%	$ (671)
500,000	French Republic	J.P. Morgan Chase	9/20/2016	Pay	0.25%	(12,823)
2,000,000	CDX.EM.17	J.P. Morgan Chase	6/20/2017	Pay	5.00%	31,691
200,000	CDX.NA.HY.20	J.P. Morgan Chase	6/20/2018	Pay	5.00%	1,551
1,200,000	CDX.NA.HY.20	J.P. Morgan Chase	6/20/2018	Pay	5.00%	19,294
						39,042
+ All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

James Alpha Global Real Estate Investments
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
Shares		Value
	COMMON STOCK - 101.7%
	ASIA PACIFIC - 37.8%
	AUSTRALIA - 2.2%
215,500	GPT Group	$ 803,590
387,900	Goodman Group	1,911,262
215,500	Westfield Retail Trust	636,261
		3,351,113
	HONG KONG - 16.2%
730,000	Champion REIT	346,065
1,460,000	China Overseas Land & Investment Ltd.	4,354,026
700,000	Hang Lung Properties Ltd.	2,461,772
630,000	Hongkong Land Holdings Ltd.	4,378,500
1,255,400	Link REIT (The)	6,493,142
505,300	Sun Hung Kai Properties Ltd.	6,717,632
		24,751,137
	JAPAN - 16.4%
5,360	GLP J-Reit	4,978,394
365	Japan Real Estate Investment Corp.	3,625,062
325	Nippon Building Fund Inc.	3,362,957
178,000	Mitsubishi Estate Co. Ltd.	4,489,217
137,000	Mitsui Fudosan Co. Ltd.	3,883,860
517,200	Tokyu Land Corp.	4,829,385
		25,168,875
	SINGAPORE - 3.0%
305,000	CapitaCommercial Trust	366,424
1,892,000	Global Logistic Properties Ltd.	4,217,073
		4,583,497

	TOTAL ASIA PACIFIC (Cost $63,302,464)	57,854,622

	EUROPE - 4.9%
	FRANCE - 2.7%
185,600	Mercialys SA	4,185,354

	GERMANY - 0.3%
32,000	Alstria Office REIT - AG	385,814

	UNITED KINGDOM - 1.9%
340,244	Great Portland Estates PLC	2,857,587

	TOTAL EUROPE (Cost $7,189,168)	7,428,755

	NORTH AMERICA - 59.0%
	BERMUDA - 3.6%
152,121	Brookfield Infrastructure Partners LP	5,525,035

	CANADA - 1.9%
22,400	Boardwalk Real Estate Investment Trust	1,285,544
30,000	First Capital Realty Inc.	560,905
40,000	RioCan Real Estate Investment Trust	1,026,655
		2,873,104
	UNITED STATES - 53.5%
267,100	American Campus Communities, Inc.	10,905,693
10,000	American Capital Agency Corp.	258,000
119,785	American Residential Properties Inc. *	2,360,962
30,000	American Tower Corp.	2,335,200
69,563	AmREIT Inc.	1,382,912
504,000	ARMOUR Residential REIT Inc.	2,600,640
250,000	Associated Estates Realty Corp.	4,107,500
214,042	Coresite Realty Corp.	6,875,029
77,354	Corrections Corp. of America	2,718,993
114,115	CyrusOne Inc.	2,474,013
24,500	Digital Realty Trust Inc.	1,492,295
259,300	Ellington Financial LLC	6,054,655
136,831	Ellington Residential Mortgage REIT *	2,654,522
276,200	First Potomac Realty Trust	3,778,416
75,000	Inland Real Estate Corp.	770,250
30,000	Invesco Mortgage Capital Inc.	559,500
71,803	Kite Realty Group Trust	435,844
200,000	Newcastle Investment Corp.	1,012,000
190,000	PennyMac Mortgage Investment Trust	4,113,500
71,145	Rayonier Inc.	3,941,433
75,004	Realogy Holdings Corp. *	3,873,207
97,543	Sabra Health Care REIT Inc.	2,638,538
99,000	Starwood Property Trust Inc.	2,511,630
43,300	Two Harbors Investment Corp.	477,599
98,400	Western Asset Mortgage Capital Corp.	1,805,640
167,200	Wyndham Worldwide Corp.	9,717,664
		81,855,635

	TOTAL NORTH AMERICA (Cost $97,203,227)	90,253,774

	TOTAL COMMON STOCK (Cost - $167,694,859)	155,537,151

	SHORT-TERM INVESTMENTS - 0.0%
70,594	Milestone Treasury Obligations Portfolio, Institutional Class
	(Cost - $70,594)	70,594

	TOTAL INVESTMENTS - 101.7% (Cost - $167,765,453)(a)	$ 155,607,745
	LIABILITIES LESS OTHER ASSETS - (1.7) %	(2,683,624)
	NET ASSETS - 100.0%	$ 152,924,121

* Non-income producing securities.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $167,732,314 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 935,549
	Unrealized depreciation	(13,060,118)
	Net unrealized depreciation	$ (12,124,569)

Saratoga Advantage Trust
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.  Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary Index.  Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2013 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	20,538,073	-	-	20,538,073
Money Market Funds	70,023	-	-	70,023
Collateral for Securities Loaned	653,038	-	-	653,038
Total	21,261,134	-	-	21,261,134

Large Capitalization Growth
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	24,927,275	-	-	24,927,275
Money Market Funds	109,929	-	-	109,929
Total	25,037,204	-	-	25,037,204

Mid Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	15,388,118	-	-	15,388,118
Money Market Funds	136,701	-	-	136,701
Collateral for Securities Loaned	824,914	-	-	824,914
Total	16,349,733	-	-	16,349,733

Small Capitalization
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	11,197,974	-	-	11,197,974
Money Market Funds	351,382	-	-	351,382
Collateral for Securities Loaned	401,861	-	-	401,861
Total	11,951,217	-	-	11,951,217

International Equity
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	395,571	6,300,888	-	6,696,459
Money Market Funds	122,205	-	-	122,205
Total	517,776	6,300,888	-	6,818,664

Health & Biotechnology
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	17,674,357	-	-	17,674,357
Money Market Funds	240,804	-	-	240,804
Total	17,915,161	-	-	17,915,161

Technology & Communications
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	49,056,057	-	-	49,056,057
Exchange Traded Funds	588,432	-	-	588,432
Money Market Funds	2,375,592	-	-	2,375,592
Collateral for Securities Loaned	111,954	-	-	111,954
Total	52,132,035	-	-	52,132,035

Energy & Basic Materials
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	4,356,250	-	-	4,356,250
Warrants	11,952	-	-	11,952
Money Market Funds	80,358	-	-	80,358
Total	4,448,560	-	-	4,448,560

Financial Services
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	1,610,436	-	-	1,610,436
Money Market Funds	37,596	-	-	37,596
Total	1,648,032	-	-	1,648,032

Investment Quality Bond
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	4,229,875	-	4,229,875
Corporate Bonds & Notes	-	4,262,873	-	4,262,873
Money Market Funds	127,606	-	-	127,606
Collateral for Securities Loaned	813,125	-	-	813,125
Total	940,731	8,492,748	-	9,433,479

Municipal Bond
Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	2,484,153	-	2,484,153
Money Market Funds	14,375	-	-	14,375
Total	14,375	2,484,153	-	2,498,528

U.S. Government Money Market
Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	-	2,006,195	-	2,006,195
Repurchase Agreement	-	9,466,000	-	9,466,000
Total	-	11,472,195	-	11,472,195

James Alpha Global Real Estate Investment
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	155,537,151	-	-	155,537,151
Money Market Funds	70,594	-	-	70,594
Total	155,607,745	-	-	155,607,745

James Alpha Global Enhanced Real Return
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	2,069,591	-	-	2,069,591
Exchange Traded Funds	270,377	-	-	270,377
Warrants	2,417	-		2,417
Bonds & Notes	-	11,437,785	-	11,437,785
U.S. Government		7,931,441	-	7,931,441
Money Market Funds	16,232,158	-	-	16,232,158
Put Options Purchased	255	-	-	255
Total	18,574,798	19,369,226	-	37,944,024
Derivatives:
Futures Contracts	(104,401)	-	-	(104,401)
Total Return Swaps	-	(18,562)	-	(18,562)
Interest Rate Swaps	-	39,042	-	39,042
Total	(104,401)	20,480	-	(83,921)
* Refer to the Consolidated Portfolio of Investments for industry classification.
The Portfolios did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.

The Consolidated Schedule of Investments of the James Alpha Global Enhanced Real Return Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary.  JACC-SPC is a closed-end fund incorporated  as an exempted company under the companies law of the Cayman Islands on February 2, 2011 and is a disregarded entity for tax purposes.  All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Global Enhanced Real Return Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Global Enhanced Real Return Portfolio’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at May 31, 2013	% of Fund Total Assets at May 31, 2013
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 495,551	1.3%

Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Certain Portfolios may enter into futures contracts.  The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective.  To manage equity price risk, the Portfolios may enter into futures contracts.  Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolios recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments

Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into foreign currency exchange contracts.  Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures.  Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives.   The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.   The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations.   The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities.   The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

At May 31, 2013 the International Equity and James Alpha Global Enhanced Real Return Portfolio's had the following open forward currency exchange contracts:

International Equity:
Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy
6/3/2013	22,979	AUD	22,149	USD	$ 22,023	$ (127)
6/3/2013	5,718,705	JPY	56,582	USD	56,627	45
6/4/2013	22,139	AUD	21,412	USD	21,216	(195)
To Sell
6/3/2013	4,957	GBP	7,500	USD	7,515	(15)
6/4/2013	17,236	GBP	26,231	USD	26,129	102
6/4/2013	9,201	CAD	8,930	USD	8,894	36
6/4/2013	11,732	DKK	2,053	USD	2,039	13
6/4/2013	16,402	EUR	21,393	USD	21,257	136
6/4/2013	35,328	SEK	5,382	USD	5,316	66
6/4/2013	9,678	CHF	10,147	USD	10,087	60
6/4/2013	2,374	TRY	1,266	USD	1,265	1
					Total	$ 122
James Alpha Global Enhanced Real Return:
Settlement Date	Foreign Currency Units to Receive/Deliver		In Exchange For		US Dollar Value	Unrealized Appreciation/ (Depreciation)
To Buy
6/19/2013	250,000	GBP	377,617	USD	$ 378,957	$ 1,340
6/19/2013	1,000,000	CAD	996,324	USD	966,341	(29,983)
6/19/2013	375,000	EUR	487,961	USD	486,060	(1,901)
6/19/2013	1,375,000	EUR	1,817,365	USD	1,782,222	(35,143)
6/19/2013	1,000,000	EUR	1,219,708	CHF	1,296,162	(14,638)
6/19/2013	1,000,000	NZD	822,750	USD	796,483	(26,266)
6/19/2013	1,500,000	PLN	464,958	USD	453,593	(11,365)
6/19/2013	1,230,410	CHF	1,000,000	EUR	1,282,552	(17,680)
9/18/2013	1,000,000	NZD	815,850	USD	791,414	(24,436)
9/18/2013	1,000,000	NZD	809,870	USD	791,414	(18,456)
To Sell:
6/18/2013	28,000,000	INR	507,155	USD	492,614	14,542
6/19/2013	250,000	GBP	378,697	USD	378,957	(260)
6/19/2013	500,000	GBP	761,770	USD	757,914	3,856
6/19/2013	1,000,000	CAD	978,876	USD	978,876	12,535
6/19/2013	9,000,000	CZK	454,867	USD	453,657	1,210
6/19/2013	3,000,000	EUR	3,882,900	USD	3,888,485	(5,585)
6/19/2013	500,000	EUR	647,160	USD	648,081	(921)
6/19/2013	500,000	EUR	653,235	USD	648,081	5,154
6/19/2013	74,000,000	JPY	779,793	USD	732,779	47,013
6/19/2013	1,000,000	NZD	826,160	USD	796,483	29,676
6/19/2013	10,702	CHF	11,312	USD	11,155	157
6/19/2013	1,219,708	CHF	1,000,000	EUR	1,271,397	40,117
6/19/2013	1,000,000	EUR	1,230,410	CHF	1,296,161	3,839
9/18/2013	300,000	GBP	463,338	USD	454,502	8,836
					Total	$ (18,359)

The following is a summary of the unrealized appreciation/depreciation of derivative instruments utilized by the James Alpha Global Enhanced Real Return Portfolio as of May 31, 2013 categorized by risk exposure.

Unrealized appreciation/(depreciation) on derivatives recognized in the consolidated Portfolio of Investments
	Equity Contracts	Foreign Exchange Contracts	Commodity Contracts	Interest Rate contracts	Total Value at May 31, 2013
Futures	$ 1,719	$ -	$ 1,355	$ (107,475)	$ (104,401)
Swap Contracts	(21,516)	-	2,954	39,042	$ 20,480
Purchased Options	255	-	-	-	$ 255
Forward Contracts	(18,359)				$ (18,359)
	$ (37,901)	$ -	$ 4,309	$ (68,433)	$ (102,025)

The amounts of derivative instruments disclosed, on the Consolidated Portfolio of Investments at May 31, 2013 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date

7/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date

7/30/13

By (Signature and Title)

       /s/Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date

7/30/13